Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Individually evaluated for impairment	$ 1,749	$ 4,796
Collectively evaluated for impairment	7,350	8,923
Total	9,099	13,719	14,842	13,809
Loans outstanding:
Individually evaluated for impairment	35,963	34,816
Collectively evaluated for impairment	825,250	804,731
Total	861,213	839,547
Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment	134	721
Collectively evaluated for impairment	1,645	1,653
Total	1,779	2,374	1,937	1,804
Loans outstanding:
Individually evaluated for impairment	7,541	4,015
Collectively evaluated for impairment	147,293	137,830
Total	154,834	141,845
Real Estate Construction - Residential
Allowance for loan losses:
Individually evaluated for impairment	0	392
Collectively evaluated for impairment	171	539
Total	171	931	732	1,188
Loans outstanding:
Individually evaluated for impairment	1,750	2,204
Collectively evaluated for impairment	16,353	18,804
Total	18,103	21,008
Real Estate Construction - Commercial
Allowance for loan losses:
Individually evaluated for impairment	0	304
Collectively evaluated for impairment	466	327
Total	466	631	1,711	1,562
Loans outstanding:
Individually evaluated for impairment	2,096	6,615
Collectively evaluated for impairment	46,726	48,461
Total	48,822	55,076
Real Estate Mortgage - Residential
Allowance for loan losses:
Individually evaluated for impairment	1,343	1,374
Collectively evaluated for impairment	1,184	1,585
Total	2,527	2,959	3,387	3,251
Loans outstanding:
Individually evaluated for impairment	7,878	6,517
Collectively evaluated for impairment	239,239	219,113
Total	247,117	225,630
Real Estate Mortgage - Commercial
Allowance for loan losses:
Individually evaluated for impairment	246	1,989
Collectively evaluated for impairment	3,600	4,534
Total	3,846	6,523	6,834	5,734
Loans outstanding:
Individually evaluated for impairment	16,464	15,422
Collectively evaluated for impairment	355,857	360,264
Total	372,321	375,686
Installment Loans to Individuals
Allowance for loan losses:
Individually evaluated for impairment	26	16
Collectively evaluated for impairment	244	278
Total	270	294	239	267
Loans outstanding:
Individually evaluated for impairment	234	43
Collectively evaluated for impairment	19,782	20,259
Total	20,016	20,302
Un-allocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	40	7
Total	40	7	2	3
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0